Investments in associates and joint ventures (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of financial position
Current assets	$ 27,030,612	$ 23,224,016
Non-current assets	97,612,886	94,623,396
Total assets	124,643,498	117,847,412
Current liabilities	17,824,622	16,846,611
Non-current liabilities	49,711,096	52,785,102
Total liabilities	67,535,718	69,631,713
Equity	57,107,780	48,215,699	$ 43,560,501	$ 43,100,963
Other complementary information
Cash and cash equivalents	6,311,744	7,945,885	8,410,467	$ 6,550,450
Current financial liabilities	4,019,927	5,144,504
Non–current financial liabilities	34,042,718	38,403,331
Statement of profit or loss
Sales revenue	68,603,872	55,954,228	48,485,561
Costs	(41,184,379)	(36,908,325)	(34,251,423)
Administrative expenses and others	1,653,858	(1,764,524)	(1,923,268)
Financial income (expenses)	(2,010,375)	(2,495,731)	(1,175,367)
Income tax	8,258,485	5,800,268	4,543,046
Financial year results	12,355,390	7,969,394	3,247,480
Other comprehensive income	1,037,450	(1,815,907)	(1,728,607)
Offshore International Group [member]
Statement of financial position
Current assets	354,959	289,618
Non-current assets	1,523,549	1,568,395
Total assets	1,878,508	1,858,013
Current liabilities	221,606	192,513
Non-current liabilities	885,410	657,746
Total liabilities	1,107,016	850,259
Equity	771,492	1,007,754
Other complementary information
Cash and cash equivalents	96,592	32,490
Current financial liabilities	95,633	97,960
Non–current financial liabilities	137,708	214,259
Statement of profit or loss
Sales revenue	653,054	393,210	379,811
Costs	(585,192)	(508,461)	(502,107)
Administrative expenses and others	(353,010)	(103,340)	(221,238)
Financial income (expenses)	(21,227)	(20,264)	(12,010)
Income tax	(16,594)	60,575	107,507
Financial year results	(322,969)	(178,280)	(248,037)
Other comprehensive income	0	0	0
Dividends paid to the Ecopetrol Business Group	0	0	0
Depreciation and amortization	243,601	232,953	228,250
Equion Energy Limited [Member]
Statement of financial position
Current assets	2,083,614	909,927
Non-current assets	484,336	955,849
Total assets	2,567,950	1,865,776
Current liabilities	550,933	430,130
Non-current liabilities	77,331	98,835
Total liabilities	628,264	528,965
Equity	1,939,686	1,336,811
Other complementary information
Cash and cash equivalents	185,762	170,618
Current financial liabilities	3,176	2,256
Non–current financial liabilities	0	2,921
Statement of profit or loss
Sales revenue	1,490,177	1,213,692	1,204,301
Costs	(755,656)	(793,999)	(969,318)
Administrative expenses and others	29,136	12,188	(44,810)
Financial income (expenses)	(3,659)	2,373	59,143
Income tax	(338,487)	(180,546)	30,199
Financial year results	421,511	253,708	279,515
Other comprehensive income	1,095,090	913,728	935,847
Dividends paid to the Ecopetrol Business Group	0	217,075	375,035
Depreciation and amortization	$ 511,615	$ 557,970	$ 678,488